Expenses by nature (Tables)	12 Months Ended
Sep. 30, 2023
Expenses by nature [abstract]
Disclosure of detailed information about expenses by nature [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021

Employee benefits	$3,011,923	$4,883,062	$4,746,316
Advertising and promotion	19,090	1,352,750	1,914,630
Consulting fees	2,743,272	1,315,917	1,138,782
Professional fees	940,667	1,028,240	778,337
Travel and conferences	804,481	518,140	246,418
R&D consulting and material costs, net	556,013	420,378	482,348
Depreciation and amortization	952,508	326,491	140,990
Impairment of intangible assets	1,174,354	-	-
Other expenses	691,566	266,822	252,961
Insurance	716,931	236,150	154,931
Transfer agent and listing fees	120,690	94,885	110,769
Royalty and license costs	305,918	-	287,000
M&A costs	-	-	-
Total expenses	12,037,413	10,442,835	10,253,482
Allocation to cost of sales:
Employee benefits	(123,803)	(166,706)	(574,018)
Total operating expenses	$11,913,610	$10,276,129	$9,679,464